Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 458,483	$ 659,009	$ 527,108
Accounts receivable, net	1,771,799	1,749,827	911,429
Costs and revenues in excess of billings	2,485,197	1,724,543	34,386
Inventory, net	325,445	221,548	473,451
Construction in progress	707,043	706,043
Prepaid expenses and deposits	860,296	921,917	540,251
Total Current Assets	6,608,263	5,982,887	2,486,625
PROPERTY AND EQUIPMENT, net	642,241	661,156	850,751
OTHER ASSETS
Deposits	52,408	52,408	42,106
Contracts and franchise, net	7,670,713	8,250,495	10,846,590
Total Other Assets	7,723,121	8,302,903	10,888,696
TOTAL ASSETS	14,973,625	14,946,946	14,226,072
CURRENT LIABILITIES
Accounts payable	2,438,885	2,088,459	1,191,497
Current portion of notes payable	475,690	503,386	533,701
Related party payables	1,375,978	1,976,995	378,609
Billings in excess of revenues	773,636	674,971	645,424
Deferred revenues	17,004	17,004	28,069
Accrued expenses	435,122	423,256	582,731
Payroll expenses payable	498,165	534,846	550,685
Preferred dividends payable	573,441	440,287	54,155
Line of credit payable	1,500,000
Warrant derivative liability			2,037,325
Total Current Liabilities	8,087,921	6,659,204	6,002,196
LONG TERM LIABILITIES
Long term portion of notes payable			979,338
Total Liabilities	8,087,921	6,659,204	6,981,534
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock value	498	510	200
Common stock value	21,817	20,883	18,703
Additional paid-in capital	42,955,921	42,332,298	33,771,622
Stock subscription receivable			(2,632,192)
Accumulated deficit	(36,092,532)	(34,065,949)	(23,913,795)
Total Stockholders' Equity	6,885,704	8,287,742	7,244,538
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 14,973,625	$ 14,946,946	$ 14,226,072